Description of Business and Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions		12 Months Ended
	Feb. 21, 2014 shares	Dec. 31, 2015 USD ($) Segment shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Jan. 28, 2014 shares	Sep. 02, 2013
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of reportable segments | Segment		2
Restricted stock units outstanding to purchase shares included in diluted earnings per common share		8,000,000	7,000,000	8,000,000
Number of common stock authorized to be issued					6,250,000,000
Increase in Depreciation expenses | $		$ 14,323	$ 14,966	$ 15,019
Wireless license period		10 years
Property Plant and Equipment by Estimated Useful Life
Organization And Summary Of Significant Accounting Policies [Line Items]
Increase in Depreciation expenses | $		$ 400	$ 600
Stock Purchase Agreement
Organization And Summary Of Significant Accounting Policies [Line Items]
Common shares issued	1,270,000,000
Stock Purchase Agreement | Cellco Partnership DBA Verizon Wireless
Organization And Summary Of Significant Accounting Policies [Line Items]
Percentage of noncontrolling interest by Vodafone Group Plc in Cellco Partnership joint venture						45.00%
Non-Network Internal-Use Software | Minimum
Organization And Summary Of Significant Accounting Policies [Line Items]
Useful life for finite-lived intangible assets, years		3 years
Non-Network Internal-Use Software | Maximum
Organization And Summary Of Significant Accounting Policies [Line Items]
Useful life for finite-lived intangible assets, years		8 years
Increase in number of authorized common shares
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of common stock authorized to be issued					2,000,000,000